Shareholder Report, Holdings (Details) - No-Load	Jun. 30, 2025
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	22.25%
Government Securities
Holdings [Line Items]
Percent of Net Asset Value	20.18%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.19%
Financials
Holdings [Line Items]
Percent of Net Asset Value	10.93%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.29%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.64%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.62%
Net Cash
Holdings [Line Items]
Percent of Net Asset Value	3.49%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.26%
Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	2.15%
Intercontinental Exchange, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.13%
Visa Inc. - Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	3.69%
Amphenol Corporation - Class A
Holdings [Line Items]
Percent of Net Asset Value	3.65%
United States Treasury 0.00% Due 07/01/2025
Holdings [Line Items]
Percent of Net Asset Value	3.61%
United States Treasury 4.22% Due 07/08/2025
Holdings [Line Items]
Percent of Net Asset Value	3.61%
United States Treasury 4.23% Due 07/15/2025
Holdings [Line Items]
Percent of Net Asset Value	3.60%
United States Treasury 4.23% Due 07/22/2025
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Goldman Sachs Financial Square Government Fund Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.60%
ResMed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.58%